Segment information	12 Months Ended
Jun. 30, 2021
6. Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business.

As from fiscal year 2018 the CODM reviews the operating income/loss of each business excluding the amounts related to management fees, being such amount reviewed at an aggregate level outside each business. Additionally, the CODM reviews certain corporate expenses associated with each business in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the “Corporate” segment of each operation center.

Below is the segment information prepared as follows:

Agricultural business

•	Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group’s farms to third parties; and planting, harvesting and sale of sugarcane
•	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.
•	Corporate: includes corporate expenses related to agricultural business.
•	Other segments: includes, principally, brokerage activities, among others.

Urban properties and investments business

•	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
•	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
•	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
•	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.
•	International: includes assets and operating profit or loss from business related to associates Condor (hotels) and New LipStick (offices).
•	Corporate: includes the expenses related to the corporate activities of the Operations Center in Argentina.
•	Others: primarily includes the entertainment activities through La Arena and La Rural S.A. and the financial activities carried out by BHSA.

As of fiscal year 2018, the CODM also reviews the office business as a single segment and the entertainment business in an aggregate and separate manner from offices, including that concept in the “Others” segment.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

•	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Until September 2020, the Group reported its financial and equity performance separately in two operations centers. However, as detailed in Note 1, during the month of September 2020 the Group lost control over IDBD, therefore, the results corresponding to the Israel Operations Center have been reclassified to discontinued operations. As a consequence of the above, as of October 1, 2020, the Group reports its financial and equity performance under a single operations center. The information by segments of the previous years has been modified for the purposes of its comparability with the current year.

•	Operation Center in Israel, therefore, it only includes assets as of June 30, 2020 and 2019.

The assets and services exchanged between the segments are calculated based on established prices. Transactions between segments are eliminated, if applicable.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2021:

	06.30.21
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	29,766	10,114	10,114	39,880	(50)	2,945	(364)	42,411
Costs	(27,275)	(3,448)	(3,448)	(30,723)	70	(3,179)	-	(33,832)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278	-	-	14,278	-	-	189	14,467
Changes in the net realizable value of agricultural products after harvest	(590)	-	-	(590)	-	-	-	(590)
Gross profit	16,179	6,666	6,666	22,845	20	(234)	(175)	22,456
Net gain / (loss) from fair value adjustment of investment properties	5,510	(7,635)	(7,635)	(2,125)	(121)	-	-	(2,246)
Gain from disposal of farmlands	1,310	-	-	1,310	-	-	-	1,310
General and administrative expenses	(2,176)	(3,095)	(3,095)	(5,271)	14	-	90	(5,167)
Selling expenses	(2,742)	(1,511)	(1,511)	(4,253)	21	-	85	(4,147)
Other operating results, net	(2,209)	(157)	(157)	(2,366)	(20)	107	(3)	(2,282)
Profit / (loss) from operations	15,872	(5,732)	(5,732)	10,140	(86)	(127)	(3)	9,924
Share of loss of associates and joint ventures	(60)	(3,988)	(3,988)	(4,048)	(385)	-	(2)	(4,435)
Segment profit / (loss)	15,812	(9,720)	(9,720)	6,092	(471)	(127)	(5)	5,489

Reportable assets	65,748	207,197	207,197	272,945	(1,484)	-	67,707	339,168
Reportable liabilities	-	-	-	-	-	-	(233,275)	(233,275)
Net reportable assets	65,748	207,197	207,197	272,945	(1,484)	-	(165,568)	105,893

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2020:

	06.30.20
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	30,084	16,731	-	16,731	46,815	(90)	4,655	(312)	51,068
Costs	(25,016)	(4,138)	-	(4,138)	(29,154)	80	(4,851)	-	(33,925)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,925	-	-	-	3,925	-	-	203	4,128
Changes in the net realizable value of agricultural products after harvest	986	-	-	-	986	-	-	-	986
Gross profit	9,979	12,593	-	12,593	22,572	(10)	(196)	(109)	22,257
Net gain from fair value adjustment of investment properties	1,172	50,263	-	50,263	51,435	(395)	-	-	51,040
Gain from disposal of farmlands	1,259	-	-	-	1,259	-	-	-	1,259
General and administrative expenses	(1,881)	(3,367)	-	(3,367)	(5,248)	20	-	81	(5,147)
Selling expenses	(3,057)	(1,849)	-	(1,849)	(4,906)	27	-	29	(4,850)
Other operating results, net	2,379	17	-	17	2,396	28	73	3	2,500
Management fees	-	-	-	-	-	-	(316)	-	(316)
Profit from operations	9,851	57,657	-	57,657	67,508	(330)	(439)	4	66,743
Share of profit of associates and joint ventures	186	10,584	-	10,584	10,770	254	-	36	11,060
Segment profit	10,037	68,241	-	68,241	78,278	(76)	(439)	40	77,803

Reportable assets	55,680	237,299	673,968	911,267	966,947	(1,008)	-	(100,045)	865,894
Reportable liabilities	-	-	(600,580)	(600,580)	(600,580)	-	-	(139,116)	(739,696)
Net reportable assets	55,680	237,299	73,388	310,687	366,367	(1,008)	-	(239,161)	126,198

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2019:

	06.30.19
		Urban Properties and Investment business (II)
	Agricultural business (I)	Operations Center in Argentina	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	19,973	22,613	-	22,613	42,586	(140)	5,426	(343)	47,529
Costs	(16,236)	(4,806)	-	(4,806)	(21,042)	102	(5,793)	-	(26,733)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,048	-	-	-	3,048	-	-	203	3,251
Changes in the net realizable value of agricultural products after harvest	(65)	-	-	-	(65)	-	-	-	(65)
Gross profit	6,720	17,807	-	17,807	24,527	(38)	(367)	(140)	23,982
Net loss from fair value adjustment of investment properties	-	(59,291)	-	(59,291)	(59,291)	1,258	-	-	(58,033)
Gain from disposal of farmlands	998	-	-	-	998	-	-	-	998
General and administrative expenses	(2,026)	(4,010)	-	(4,010)	(6,036)	24	(146)	68	(6,090)
Selling expenses	(1,883)	(1,628)	-	(1,628)	(3,511)	9	189	19	(3,294)
Other operating results, net	1,183	(841)	-	(841)	342	282	124	(21)	727
Profit / (loss) from operations	4,992	(47,963)	-	(47,963)	(42,971)	1,535	(200)	(74)	(41,710)
Share of profit / (loss) of associates and joint ventures	17	(9,291)	-	(9,291)	(9,274)	(1,504)	-	-	(10,778)
Segment profit / (loss)	5,009	(57,254)	-	(57,254)	(52,245)	31	(200)	(74)	(52,488)

Reportable assets	51,961	166,976	804,267	971,243	1,023,204	(1,455)	-	215,810	1,237,559
Reportable liabilities	-	-	(692,205)	(692,205)	(692,205)	-	-	(364,991)	(1,057,196)
Net reportable assets	51,961	166,976	112,062	279,038	330,999	(1,455)	-	(149,181)	180,363

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)	Includes ARS (234), ARS (196) and ARS (223) corresponding to Expenses and FPC as of June 30, 2021, 2020 and 2019, respectively, and ARS 316 to management fees, as of June 30, 2020.
(iii)

Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 14, ARS 26 and ARS 13,004, as of June 30, 2021, 2020 and 2019, respectively.

Agriculture line of business:

The following tables present the reportable segments of the agriculture line of business:

	06.30.21
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	24,368	-	-	5,398	29,766
Costs	(23,515)	(36)	-	(3,724)	(27,275)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	14,278	-	-	-	14,278
Changes in the net realizable value of agricultural products after harvest	(590)	-	-	-	(590)
Gross profit / (loss)	14,541	(36)	-	1,674	16,179
Net gain from fair value adjustment of investment properties	-	5,510	-	-	5,510
Gain from disposal of farmlands	-	1,310	-	-	1,310
General and administrative expenses	(1,372)	(5)	(439)	(360)	(2,176)
Selling expenses	(2,338)	(1)	-	(403)	(2,742)
Other operating results, net	(4,091)	1,751	-	131	(2,209)
Profit / (loss) from operations	6,740	8,529	(439)	1,042	15,872
Share of profit/ (loss) of associates and joint ventures	60	-	-	(120)	(60)
Segment profit / (loss)	6,800	8,529	(439)	922	15,812

Investment properties	11,001	-	-	-	11,001
Property, plant and equipment	32,931	265	-	92	33,288
Investments in associates	598	-	-	219	817
Other reportable assets	17,149	-	-	3,492	20,641
Reportable assets	61,679	265	-	3,803	65,747

From all of the Group’s revenues corresponding to Agricultural Business, ARS 16,122 are originated in Argentina and ARS 13,644 in other countries, principally in Brazil for ARS 13,035.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 20,452 are located in Argentina and ARS 45,801 in other countries, principally in Brazil.

	06.30.20
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	25,810	-	-	4,274	30,084
Costs	(22,042)	(38)	-	(2,936)	(25,016)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,925	-	-	-	3,925
Changes in the net realizable value of agricultural products after harvest	986	-	-	-	986
Gross profit / (loss)	8,679	(38)	-	1,338	9,979
Net gain from fair value adjustment of investment properties	-	1,172	-	-	1,172
Gain from disposal of farmlands	-	1,259	-	-	1,259
General and administrative expenses	(1,445)	(5)	(254)	(177)	(1,881)
Selling expenses	(2,727)	(2)	-	(328)	(3,057)
Other operating results, net	683	1,445	-	251	2,379
Profit / (loss) from operations	5,190	3,831	(254)	1,084	9,851
Share of profit of associates and joint ventures	80	-	-	106	186
Segment profit / (loss)	5,270	3,831	(254)	1,190	10,037

Investment properties	6,202	-	-	-	6,202
Property, plant and equipment	31,371	269	-	84	31,724
Investments in associates	629	-	-	439	1,068
Other reportable assets	10,938	497	-	5,251	16,686
Reportable assets	49,140	766	-	5,774	55,680

From all of the Group’s revenues corresponding to Agricultural Business, ARS 17,930 are originated in Argentina and ARS 12,154 in other countries, principally in Brazil for ARS 10,932.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 19,931 are located in Argentina and ARS 35,749 in other countries, principally in Brazil for ARS 28,406.

	06.30.19
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	16,673	-	-	3,300	19,973
Costs	(14,215)	(36)	-	(1,985)	(16,236)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	3,048	-	-	-	3,048
Changes in the net realizable value of agricultural products after harvest	(65)	-	-	-	(65)
Gross profit / (loss)	5,441	(36)	-	1,315	6,720
Net gain from fair value adjustment of investment properties	-	-	-	-	-
Gain from disposal of farmlands	-	998	-	-	998
General and administrative expenses	(1,451)	(4)	(401)	(170)	(2,026)
Selling expenses	(1,544)	(2)	-	(337)	(1,883)
Other operating results, net	642	367	-	174	1,183
Profit / (loss) from operations	3,088	1,323	(401)	982	4,992
Share of profit/ (loss) of associates and joint ventures	86	-	-	(69)	17
Segment profit / (loss)	3,174	1,323	(401)	913	5,009

Investment properties	3,956	-	-	-	3,956
Property, plant and equipment	30,369	223	-	1,155	31,747
Investments in associates	588	-	-	32	620
Other reportable assets	12,724	-	-	2,914	15,638
Reportable assets	47,637	223	-	4,101	51,961

From all of the Group’s revenues corresponding to Agricultural Business, ARS 10,389 are originated in Argentina and ARS 9,584 in other countries, principally in Brazil for ARS 8,896.

From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 20,671 are located in Argentina and ARS 31,290 in other countries, principally in Brazil for ARS 28,499.

(i)	Urban properties and investments line of business

Below is a summarized analysis of the lines of business of Group’s operations center in Argentina for the fiscal years ended June 30, 2021, 2020 and 2019:

	06.30.21
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,321	2,764	664	921	376	-	68	10,114
Costs	(865)	(223)	(747)	(1,065)	(317)	-	(231)	(3,448)
Gross profit / (loss)	4,456	2,541	(83)	(144)	59	-	(163)	6,666
Net (loss) / gain from fair value adjustment of investment properties (i)	(20,342)	5,395	6,483	-	6	-	823	(7,635)
General and administrative expenses	(1,432)	(404)	(357)	(426)	(56)	(352)	(68)	(3,095)
Selling expenses	(451)	(199)	(684)	(141)	(26)	-	(10)	(1,511)
Other operating results, net	(126)	7	(13)	(12)	(12)	-	(1)	(157)
(Loss) / Profit from operations	(17,895)	7,340	5,346	(723)	(29)	(352)	581	(5,732)
Share of loss of associates and joint ventures	-	-	(16)	-	(891)	-	(3,081)	(3,988)
Segment (loss) / profit	(17,895)	7,340	5,330	(723)	(920)	(352)	(2,500)	(9,720)

Investment and trading properties	54,317	76,812	55,943	(2)	114	-	2,307	189,491
Property, plant and equipment	289	3,517	-	2,575	-	8	-	6,389
Investment in associates and joint ventures	-	-	-	-	1,916	-	6,994	8,910
Other reportable assets	149	145	1,948	29	-	-	136	2,407
Reportable assets	54,755	80,474	57,891	2,602	2,030	8	9,437	207,197

From all the revenues, ARS 9,738 are originated in Argentina, and ARS 376 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, ARS 204,358 are located in Argentina and ARS 2,839 in other countries, principally in USA for ARS 2,030 and Uruguay for ARS 801.

	06.30.20
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	8,915	3,542	1,104	3,036	17	-	117	16,731
Costs	(851)	(218)	(1,034)	(1,870)	(18)	-	(147)	(4,138)
Gross profit / (loss)	8,064	3,324	70	1,166	(1)	-	(30)	12,593
Net (loss) / gain from fair value adjustment of investment properties	(3,162)	34,181	18,293	-	-	-	951	50,263
General and administrative expenses	(1,246)	(333)	(342)	(547)	(165)	(562)	(172)	(3,367)
Selling expenses	(1,065)	(126)	(296)	(345)	-	-	(17)	(1,849)
Other operating results, net	26	(39)	(41)	(30)	-	-	101	17
Profit / (Loss) from operations	2,617	37,007	17,684	244	(166)	(562)	833	57,657
Share of profit/ (loss) of associates and joint ventures	-	-	-	-	11,080	-	(496)	10,584
Segment profit/ (loss)	2,617	37,007	17,684	244	10,914	(562)	337	68,241

Investment and trading properties	73,762	92,049	48,320	-	461	-	2,165	216,757
Property, plant and equipment	338	1,699	-	2,918	-	-	-	4,955
Investment in associates and joint ventures	-	-	799	-	3,010	-	10,120	13,929
Other reportable assets	168	184	1,131	39	-	-	136	1,658
Reportable assets	74,268	93,932	50,250	2,957	3,471	-	12,421	237,299

From all the revenues, included in the segments corresponding to the business of urban properties and investments ARS 16,714 are originated in Argentina and ARS 17 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the business of urban properties and investments ARS 232,963 are located in Argentina and ARS 4,336 in other countries, principally in USA for ARS 3,471 and Uruguay for ARS 865.

	06.30.19
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	12,828	3,362	1,681	4,435	21	-	286	22,613
Costs	(1,166)	(230)	(793)	(2,385)	(9)	-	(223)	(4,806)
Gross profit	11,662	3,132	888	2,050	12	-	63	17,807
Net (loss) / gain from fair value adjustment of investment properties	(60,952)	1,155	1,062	-	9	-	(565)	(59,291)
General and administrative expenses	(1,420)	(318)	(391)	(738)	(200)	(779)	(164)	(4,010)
Selling expenses	(796)	(148)	(178)	(474)	-	-	(32)	(1,628)
Other operating results, net	(29)	(44)	(447)	172	(19)	-	(474)	(841)
(Loss) / Profit from operations	(51,535)	3,777	934	1,010	(198)	(779)	(1,172)	(47,963)
Share of (loss) of associates and joint ventures	-	-	(56)	-	(5,526)	-	(3,709)	(9,291)
Segment (loss) / profit	(51,535)	3,777	878	1,010	(5,724)	(779)	(4,881)	(57,254)

Investment and trading properties	75,648	44,342	41,693	2,855	406	-	1,595	166,539
Property, plant and equipment	-	2,099	-	279	-	-	-	2,378
Investment in associates and joint ventures	15	86	665	-	(10,847)	-	7,490	(2,591)
Other reportable assets	194	139	277	40	-	-	-	650
Reportable assets	75,857	46,666	42,635	3,174	(10,441)	-	9,085	166,976

From all the revenues included in the segments corresponding to the business of urban properties and investments ARS 21,874 are originated in Argentina, ARS 718 are originated in Uruguay and ARS 21 are originated in USA. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the business of urban properties and investments ARS 176,544 are located in Argentina and ARS (9,568) in other countries, principally in USA for ARS (10,442) and Uruguay for ARS 874.

Below is a summarized analysis of the lines of business of Group’s Operations Center in Israel where only assets and liabilities are presented for the years ended June 30, 2020 and 2019:

	June 30, 2020
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Reportable assets	229,718	42,191	210,318	5,072	25,015	163,604	675,918
Reportable liabilities	(219,789)	-	(159,326)	-	(164,429)	(58,771)	(602,315)
Reportable assets (liabilities), net	9,929	42,191	50,992	5,072	(139,414)	104,833	73,603

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Reportable assets	455,745	34,566	164,289	34,002	62,238	53,427	804,267
Reportable liabilities	(353,800)	-	(127,370)	-	(189,891)	(21,144)	(692,205)
Reportable assets (liabilities), net	101,945	34,566	36,919	34,002	(127,653)	32,283	112,062